INVENTORIES - Movements in the provision for impairment of inventories (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Movements in the provision for impairment of inventories
As at January 1	¥ (21,642,654)
As at December 31	(24,712,322)	$ (3,582,950)	¥ (21,642,654)
Inventories pledged for bank and other borrowings	0		0
Bauxite inventories
Movements in the provision for impairment of inventories
Impairment loss on inventories	535,000
Accumulated Impairment
Movements in the provision for impairment of inventories
As at January 1	750,338		616,680
Provision for impairment of inventories (Note)	943,732		485,088
Disposal of a subsidiary	(5,452)
Reversal arising from increase in net realizable value	(4,766)		(14,624)
Written off upon sales of inventories	(450,221)		(336,806)
As at December 31	¥ 1,233,631		¥ 750,338